EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.4 Schedule 9

Client Name:
Client Project Name:	EFMT 2026-CES1
Start - End Dates:	2/26/2024 - 5/6/2025
Deal Loan Count:	416

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Application	CRDAPP3822	Missing or incomplete documentation related to citizenship/residency	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	3
Compliance	Texas Home Equity	CMPTXHE320	TX Equity - Texas Equity : Missing T.42 Title Endorsement	14
Compliance	Texas Home Equity	CMPTXHE321	TX Equity - Texas Equity : Missing T.42.1 Title Endorsement	14
Total				32

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